Credit facilities (Tables)	12 Months Ended
Jun. 30, 2024
Credit facilities
Summary of outstanding balances of third-party loans

		Weighted average	Collateral/	June 30,		June 30,
Name of lender	Maturities	interest rate	Guarantee	2024		2023

Pony Partners Ltd	August 30, 2023 (Fully repaid in September 2023)	5.5%	20 BTC	$—		$280,000

Pony Partners Ltd	September 12, 2023 (Fully repaid in September 2023)	5.5%	35 BTC	—		539,000
				$—	*	$819,000

*The above loans were fully repaid by the Company in September 2023 by selling the 55 collateralized BTCs.